Insurance business - (D) Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	£ (120,147)
Net liability at 31 December	(127,355)	£ (120,147)
Life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(119,783)	(109,920)
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	1,498	1,467
Other contracts	1,138	1,027
Insurance revenue	2,636	2,494
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(2,159)	(1,927)
Insurance service result	477	567
Net finance income (expense) from insurance and participating investment contracts	(10,381)	(11,684)
Exchange differences	80	32
Total change in profit or loss	(9,824)	(11,085)
Investment components	0	0
Premiums received	(10,679)	(9,768)
Claims and other insurance service expenses paid	13,063	10,721
Insurance acquisition cash flows	265	203
Cash flows	2,649	1,156
Transfer to other items in the balance sheet	(10)	66
Net liability at 31 December	(126,968)	(119,783)	£ (109,920)
Losses and reversal of losses on onerous insurance contracts	(72)	58
Amortisation of insurance acquisition cash flows	(105)	(88)	(85)
Life | Excluding loss component £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(118,724)	(108,846)
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	1,498	1,467
Other contracts	1,138	1,027
Insurance revenue	2,636	2,494
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(105)	(88)
Insurance service result	2,531	2,406
Net finance income (expense) from insurance and participating investment contracts	(10,371)	(11,576)
Exchange differences	80	32
Total change in profit or loss	(7,760)	(9,138)
Investment components	10,205	8,793
Premiums received	(10,679)	(9,768)
Claims and other insurance service expenses paid	849	0
Insurance acquisition cash flows	265	203
Cash flows	(9,565)	(9,565)
Transfer to other items in the balance sheet	(10)	32
Net liability at 31 December	(125,854)	(118,724)	(108,846)
Life | Loss component £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(466)	(471)
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	0	0
Other contracts	0	0
Insurance revenue	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(44)	110
Insurance service result	(44)	110
Net finance income (expense) from insurance and participating investment contracts	(5)	(105)
Exchange differences	0	0
Total change in profit or loss	(49)	5
Investment components	0	0
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Cash flows	0	0
Transfer to other items in the balance sheet	0	0
Net liability at 31 December	(515)	(466)	(471)
Life | Liability for incurred claims £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(593)	(603)
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	0	0
Other contracts	0	0
Insurance revenue	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(2,010)	(1,949)
Insurance service result	(2,010)	(1,949)
Net finance income (expense) from insurance and participating investment contracts	(5)	(3)
Exchange differences	0	0
Total change in profit or loss	(2,015)	(1,952)
Investment components	(10,205)	(8,793)
Premiums received	0	0
Claims and other insurance service expenses paid	12,214	10,721
Insurance acquisition cash flows	0	0
Cash flows	12,214	10,721
Transfer to other items in the balance sheet	0	34
Net liability at 31 December	(599)	(593)	(603)
Non-life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(364)	(380)
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	0	0
Other contracts	655	514
Insurance revenue	655	514
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(565)	(480)
Insurance service result	90	34
Net finance income (expense) from insurance and participating investment contracts	(7)	(6)
Total change in profit or loss	83	28
Premiums received	(659)	(525)
Claims and other insurance service expenses paid	524	475
Insurance acquisition cash flows	29	38
Cash flows	(106)	(12)
Net liability at 31 December	(387)	(364)	(380)
Losses and reversal of losses on onerous insurance contracts	0	1
Amortisation of insurance acquisition cash flows	(32)	(30)
Non-life | Excluding loss component £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(25)	(22)
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	0	0
Other contracts	655	514
Insurance revenue	655	514
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(32)	(30)
Insurance service result	623	484
Net finance income (expense) from insurance and participating investment contracts	0	0
Total change in profit or loss	623	484
Premiums received	(659)	(525)
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	29	38
Cash flows	(630)	(487)
Net liability at 31 December	(32)	(25)	(22)
Non-life | Loss component £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	0	(1)
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	0	0
Other contracts	0	0
Insurance revenue	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	0	1
Insurance service result	0	1
Net finance income (expense) from insurance and participating investment contracts	0	0
Total change in profit or loss	0	1
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Cash flows	0	0
Net liability at 31 December	0	0	(1)
Non-life | Liability for incurred claims £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(339)	(357)
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	0	0
Other contracts	0	0
Insurance revenue	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(533)	(451)
Insurance service result	(533)	(451)
Net finance income (expense) from insurance and participating investment contracts	(7)	(6)
Total change in profit or loss	(540)	(457)
Premiums received	0	0
Claims and other insurance service expenses paid	524	475
Insurance acquisition cash flows	0	0
Cash flows	524	475
Net liability at 31 December	£ (355)	£ (339)	£ (357)